Intangible assets	12 Months Ended
Mar. 31, 2026
Intangible Assets [Abstract]
Intangible assets	Intangible assets
(1)Reconciliation of carrying amount
The changes in acquisition cost, accumulated amortization and accumulated impairment losses of intangible assets are as follows:

Asset class	As of March 31, 2024	Additions (not by business combination)	Additions (business combination)(1)	Additions (transferred from PP&E)	Disposals	As of March 31, 2025
Acquisition cost
Internally generated intangible assets	¥1,328	¥524	¥—	¥100	¥(35)	¥1,917
Goodwill	—	—	1,117	—	—	1,117
Trademark / Trade Name	—	—	10	—	—	10
Customer Relationships	—	—	170	—	—	170
Developed Technology	—	—	70	—	—	70
Licenses	—	—	—	—	—	—
Others	3	—	—	—	(1)	2
Total	¥1,331	¥524	¥1,367	¥100	¥(36)	¥3,286

Asset class	As of March 31, 2025	Additions (not by business combination)	Additions (business combination)(2)	Disposals	Others	As of March 31, 2026
Acquisition cost
Internally generated intangible assets	¥1,917	¥1,081	¥—	¥(220)	¥—	¥2,778
Goodwill	1,117	—	8,310	—	74	9,501
Trademark / Trade Name	10	—	123	—	5	138
Customer Relationships	170	—	738	—	31	939
Developed Technology	70	—	668	—	28	766
Licenses	—	—	562	—	23	585
Others	2	—	—	—	—	2
Total	¥3,286	¥1,081	¥10,401	¥(220)	¥161	¥14,709

Asset class	As of March 31, 2024	Amortization(3)	Sales and disposals	As of March 31, 2025
Accumulated depreciation and impairment loss
Internally generated intangible assets	¥(541)	¥(217)	¥1	¥(757)
Goodwill	—	—	—	—
Trademark / Trade Name	—	—	—	—
Customer Relationships	—	—	—	—
Developed Technology	—	—	—	—
Licenses	—	—	—	—
Others	(3)	—	1	(2)
Total	¥(544)	¥(217)	¥2	¥(759)

Asset class	As of March 31, 2025	Amortization(3)	Sales and disposals	Foreign currency translation	As of March 31, 2026
Accumulated depreciation and impairment loss
Internally generated intangible assets	¥(757)	¥(263)	¥—	¥—	¥(1,020)
Goodwill	—	—	—	—	—
Trademark / Trade Name	—	(2)	—	—	(2)
Customer Relationships	—	(35)	—	—	(35)
Developed Technology	—	(53)	—	—	(53)
Licenses	—	—	—	—	—
Others	(2)	—	—	—	(2)
Total	¥(759)	¥(353)	¥—	¥—	¥(1,111)

Carrying amount (In millions)	As of March 31, 2024	As of March 31, 2025	As of March 31, 2026
Internally generated intangible assets	¥788	¥1,162	¥1,759
Goodwill	—	1,117	9,502
Trademark/Trade Name	—	10	136
Customer Relationships	—	170	904
Developed Technology	—	70	713
Licenses	—	—	586
Others	—	—	—
Total	¥788	¥2,529	¥13,600
____________
(1) Goodwill was recognized in the year ended March 31, 2025 due to the business combination of Next Finance Tech, described in Note 6 (2) “Reverse Recapitalization and Acquisitions of subsidiaries.”
(2) Goodwill was recognized in the year ended March 31, 2026 due to the business combination of Aplo and 3iQ, described in Note 6 (3) and (4) “Reverse Recapitalization and Acquisitions of subsidiaries.”
(3) Intangible assets with definite useful lives are amortized over their useful lives. The amortization of intangible assets is included in “Selling, general and administrative expenses” in the consolidated statements of profit or loss and other comprehensive income.
(4) There were no intangible assets with restricted ownership or that are pledged as collateral as of March 31, 2025 and 2026.
(5) Crypto assets held (non-current assets) recognized as intangible assets are described in Note 13 “Crypto assets held.”
(2)Impairment test
For the purpose of impairment testing, goodwill and intangible assets with indefinite useful lives are allocated to the cash-generating unit (“CGU”) that is expected to benefit from the synergies of the business combination. Goodwill and intangible assets with indefinite useful lives are tested for impairment at least annually and whenever there is an indication that the CGUs may be impaired. An impairment loss is recognized if the carrying amount of the CGU exceeds its recoverable amount. The carrying amounts before impairment of goodwill and intangible assets with indefinite useful lives are allocated to the following CGUs.

	As of March 31,	As of As of March 31,
(Unit： In millions)	2025	2026
Aplo	¥—	¥2,345
Next Finance Tech	1,117	1,117
3iQ	—	6,754
Total	¥1,117	¥10,216
The recoverable amount of each CGU is estimated based on value in use, which is determined by discounting the future cash flows expected to be generated from the continuing use of CGU. The operating future cash flows are estimated based on the Company's financial plan approved by management and assuming the following long-term average growth rate for the subsequent years. The discount rate is a pre-tax rate that reflects the weighted average cost of capital for each CGU and the appropriate risk premium.
Discount rates pre-tax used for calculating the value in use for each CGU

	As of As of March 31,	As of As of March 31,
	2025	2026
Aplo	—%	77.7%
Next Finance Tech	59.6%	34.1%
3iQ	—%	19.5%
Terminal growth rate used for calculating the operating future cash flows

	As of March 31,	As of March 31,
	2025	2026
Aplo	—%	4.0%
Next Finance Tech	4.0%	4.0%
3iQ	—%	2.0%
The value in use of CGUs including goodwill and intangible assets with indefinite useful lives which was used in the impairment test at the end of the current fiscal year sufficiently exceeds their respective carrying amounts, and therefore the Company considers that impairment loss is unlikely to occur for these CGUs, even if the key assumptions used in impairment testing were to change within a reasonably possible range.
For the Aplo CGU, the forecasts of transaction revenue and transaction volume of institutional customers, which are key assumptions included in the business plans used for estimating the future cash flows, involve a high degree of uncertainty and are subject to being significantly affected by external circumstances related to conditions in institutional digital asset markets, including the pace of adoption of crypto assets by institutional investors, regulatory developments in Europe, and market volatility.
For the Next Finance Tech CGU, the revenue forecasts and assets under delegation, which are key assumptions included in the business plans used for estimating the future cash flows, involve a high degree of uncertainty and are subject to being significantly affected by external circumstances including changes in proof-of-stake network reward rates, the level and composition of customer assets delegated to the Company's validators, and broader conditions in the Japanese crypto asset market.
For 3iQ, the forecasts of balances of assets under management and the revenue forecasts calculated based on such balances of assets under management, which are key assumptions included in the business plans used for estimating future cash flows, involve a high degree of uncertainty and are subject to significantly affected by external circumstances related to assets under management.